DISCONTINUED OPERATIONS (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Sep. 01, 2011	Dec. 31, 2010
Discontinued Operations Details Narrative
Percentage of minority ownership with Empire in Capital Hoedown, Inc.			33.33%
Percentage of ownership of Capital Hoedown sold			66.67%
Proceeds from sale of Capital Hoedown			$ 500,000
Notes receivable, net	$ 500,000